Cash and cash equivalents - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Thousands	Mar. 26, 2024 EUR (€) shares	Mar. 26, 2024 USD ($) $ / shares shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of Cash and Cash Equivalents [Line items]
Cash and cash equivalents | €			€ 98,270	€ 69,602	€ 228,740	€ 411,039
Total number of shares offered	14,605,000	14,605,000
Amount of shares offered for over allotments	1,905,000	1,905,000
Public offering price per share | $ / shares		$ 26
Net proceeds from follow-on public offering | €	€ 169,772
Company's Offering
Disclosure of Cash and Cash Equivalents [Line items]
Follow-on public offering shares issued	7,302,500	7,302,500
Gross proceeds from follow-on public offering | $		$ 189,865
Selling Shareholder's Offering
Disclosure of Cash and Cash Equivalents [Line items]
Follow-on public offering shares issued	7,302,500	7,302,500
Gross proceeds from follow-on public offering | $		$ 189,865